DISPOSAL OF SUBSIDIARIES	3 Months Ended
Mar. 31, 2020
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

4. DISPOSAL OF SUBSIDIARIES

On January 16, 2020, the Company entered into definitive agreements with Boche to divest its salvage car related business in exchange for a total cash consideration of RMB 295 million, of which RMB 18.6 million was related to the repayment of intercompany loans provided by the Company. Concurrently in January 2020, Fairlubo Auction Company Limited repurchased the remaining 5.06% ordinary shares from minority interest with a total cash consideration of RMB 16.7 million, of which RMB 7.0 million was paid in March 2020. Prior to the repurchase, the Company owned 94.94% ordinary shares of Fairlubo.

Starting from January 31, 2020, the Company no longer retained power of control over salvage cars related business and accordingly deconsolidated Salvage Car Related Subsidiaries from the Company’s consolidated financial statements.

On January 31, 2020, the Company calculated a gain regarding such disposition as follows:

January 31, 2020
RMB

Total proceeds	295,000
Less: The repayment of intercompany loans provided by the Company	(18,581)
Net consideration	276,419

Less: Cash and cash equivalents	7,987
Accounts receivable, net	5,203
Prepaid expenses and other current assets	4,137
Advance to sellers, net	57,364
Other receivables, net	81,566
Property, equipment and software, net	2,398
Intangible assets, net	12,333
Goodwill	124,383
Accounts payable	(5,729)
Advance from buyers collected on behalf of sellers	(80,372)
Other payables and accruals	(108,790)
Deferred income tax liability	(3,081)
Net assets of salvage cars related business	97,399

Gain on disposal of salvage car-related business	179,020